Segment Information - Summary of Making Decisions Regarding the Allocation of Resources and to Assess Performance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Line Items]
Revenue	€ 1,104,036	€ 1,085,354	€ 983,680
Cost of sales	801,717	745,461	663,879
Gross Profit	302,319	339,893	319,801
Other operating income	9,091	10,423	18,850
Selling and Marketing expenses	24,853	24,978	26,086
Research and Development expenses	31,668	35,672	34,387
General and Administrative expenses	93,747	88,946	85,747
Operating Profit	161,142	200,720	192,431
Amortization and Depreciation and Impairment of PPE	80,652	78,480	64,822
External Customers
Segment Information [Line Items]
Revenue	1,104,036	1,085,354	983,680
Adjustments, Eliminations and Unallocated Items
Segment Information [Line Items]
Revenue	(191,379)	(168,790)	(117,057)
Cost of sales	(168,746)	(140,196)	(97,317)
Gross Profit	(22,633)	(28,594)	(19,740)
Other operating income	57	(223)	(148)
Selling and Marketing expenses	415	60	11,369
Research and Development expenses	1,068	599	2,676
General and Administrative expenses	13,530	10,998	(2,500)
Operating Profit	(37,589)	(40,474)	(31,433)
Amortization and Depreciation and Impairment of PPE	1,097	(661)	(1,170)
Adjustments, Eliminations and Unallocated Items | Inter-Segment
Segment Information [Line Items]
Revenue	(191,379)	(168,790)	(117,057)
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Segment Information [Line Items]
Revenue	937,779	881,337	801,237
Cost of sales	668,997	591,107	526,370
Gross Profit	268,782	290,230	274,867
Other operating income	8,926	10,630	18,985
Selling and Marketing expenses	20,847	20,970	12,287
Research and Development expenses	23,292	27,653	25,169
General and Administrative expenses	67,933	64,658	73,816
Operating Profit	165,636	187,579	182,580
Amortization and Depreciation and Impairment of PPE	75,747	75,320	62,401
Biopharmaceutical and Diagnostic Solutions | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	933,742	879,288	799,652
Biopharmaceutical and Diagnostic Solutions | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	4,037	2,049	1,585
Engineering | Operating Segments
Segment Information [Line Items]
Revenue	357,636	372,807	299,500
Cost of sales	301,466	294,550	234,826
Gross Profit	56,170	78,257	64,674
Other operating income	108	16	13
Selling and Marketing expenses	3,591	3,948	2,430
Research and Development expenses	7,308	7,420	6,542
General and Administrative expenses	12,284	13,290	14,431
Operating Profit	33,095	53,615	41,284
Amortization and Depreciation and Impairment of PPE	3,808	3,821	3,591
Engineering | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	170,294	206,066	184,028
Engineering | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	187,342	166,741	115,472
Total Segments | Operating Segments
Segment Information [Line Items]
Revenue	1,295,415	1,254,144	1,100,737
Cost of sales	970,463	885,657	761,196
Gross Profit	324,952	368,487	339,541
Other operating income	9,034	10,646	18,998
Selling and Marketing expenses	24,438	24,918	14,717
Research and Development expenses	30,600	35,073	31,711
General and Administrative expenses	80,217	77,948	88,247
Operating Profit	198,731	241,194	223,864
Amortization and Depreciation and Impairment of PPE	79,555	79,141	65,992
Total Segments | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	1,104,036	1,085,354	983,680
Total Segments | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	€ 191,379	€ 168,790	€ 117,057